Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Central Index Key	0001701040
Entity Registrant Name	CISION LTD.
Entity Filer Category	Non-accelerated Filer